LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.LONG-TERM INVESTMENTS

The long-term investments as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016		2017
	Ownership%	Amount	Ownership%	Amount
Available-for-sale securities:
Quanjude		159,305		127,444
Tang Palace		18,856		—
Banyan Tree		26,784		—
Hotel Group B		—		780,272
Cjia		42,140		246,070
CREATER		—		100,000
Cost-method investments:
UBOX/BJ UBOX	3%	48,220	2%	33,822
BJ GOOAGOO/GOOAGOO	19%	60,000	19%	60,000
Founder Service	11%	45,000	11%	45,000
Qingpu	10%	17,143	5%	17,143
Mobike	—	—	Less than 1%	66,288
Blossom Hill	—	—	11%	60,194
OYO	—	—	1%	66,467
Other investments		2,208		6,803
Equity-method investments:
Sheen Star	20%	20,862	20%	20,864
Distrii	39%	28,562	18%	45,156
AAPC LUB	28%	446,100	28%	477,560
China Young	37%	43,054	37%	40,811
CREATER	20%	100,000	20%	102,709
Hitone	—	—	20%	30,300
Hanmo	—	—	60%	26,000
Other investments		6,087		9,066

Total		1,064,321		2,361,969

Available-for-sale securities:

In June 2014, the Group purchased 7,241,131 ordinary shares of China Quanjude (Group) Co., Ltd. (“Quanjude”), a top restaurant brand listed in Shenzhen Stock Exchange in China, through a private placement. The purchase price was set at RMB13.81 per ordinary share and the total purchase cost was RMB100,000. Upon the closing of the transaction described above, the Group holds approximately 2% of Quanjude’s total outstanding shares.

In December 2017, the Group purchased 2,309,981 ordinary shares of Hotel Group B, a public listed hotel group, from open market for consideration of RMB760,215. As of December 31, 2017, the Group holds less than 1% of Hotel Group B’s total outstanding shares.

Given the level of investments, the Group accounts for its investments in Quanjude, Tang Palace, Banyan Tree, and Hotel Group B as “available-for-sale” and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. For the years ended December 31, 2016 and 2017, the Group recorded RMB4,856 decrease and RMB868 increase in fair value of these available-for-sale securities, net of tax, in other comprehensive income, respectively.

In May 2016, the Group sold its subsidiary, Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment Management Co., Limited (“Cjia”), the Group’s equity investee. As a result, the Group recognized a gain of RMB49,630 in other income. As of December 31, 2016, the Group had approximately 23% equity interest of Cjia and a sixty-month convertible note with original value of RMB51,200. In 2017, the Group invested in Cjia for another two convertible notes totaled RMB200,300. With the injection from an unrelated investor to Cjia, the Group recognized gain on deemed disposal of RMB40,148 in other income in 2017. As of December 31, 2017, the Group had approximately 17% equity interest and three convertible notes with original value totaled RMB251,500 of Cjia. The Group accounted for the equity investment in Cjia under equity-method as the Group has the ability to exert significant influence. The convertible notes are convertible upon satisfaction of certain conditions or at the option of the Group to ordinary shares at any time, while other investors can also require the Group to convert within the last twelve months of the notes. The convertible note is recorded as an available-for-sale investment. Meanwhile, the Group recognized investment loss of RMB24,615 and RMB32,711 in income (loss) from equity method investments in 2016 and 2017, respectively. Loss from equity method investments reduced the cost of equity-method investment to zero and further adjusted the carrying amount of convertible notes balance to RMB42,140 and RMB246,070 for the years ended December 31, 2016 and 2017, respectively. The remaining carrying amount of the convertible notes approximated its fair value as of December 31, 2016 and 2017.

In September 2017, the Group invested in Shanghai CREATER Industrial Co., Ltd. (“CREATER”), a staged office space company in China, for two-year convertible notes amounted RMB100,000 with the interest rate of 10% per year. The convertible notes with equity pledge are convertible upon satisfaction of certain conditions or at the option of the Group to ordinary shares in the last month before the expiration. The convertible notes are recorded as available-for-sale investments.

Cost-method investments:

In November 2014, the Group purchased approximately 8% equity interest in Beijing GOOAGOO Technology Service Co., Ltd. (“BJ GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation, for the consideration of RMB10,289. BJ GOOAGOO started restructuring process in 2015. In September 2015, the Group purchased 45,000,000 series A preferred share for the consideration of RMB45,000 and RMB4,650 convertible notes in Gooagoo Group Holdings Limited (“GOOAGOO”). Each series A preferred share and convertible note shall be convertible at the option of the holder at any time to ordinary shares. As a result of restructuring of GOOAGOO group in 2016, the Group’s investments in BJ GOOAGOO had been all converted to equity interest of GOOAGOO. As of December 31, 2016 and 2017, the Group had approximately 19% equity interest of GOOAGOO. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over those companies.

In January 2017, the Group purchased 1,316,205 preferred shares for consideration of US$5.0 million and invested in convertible notes with principal amount of US$5.0 million and interest rate of 8% of Mobike Ltd. (“Mobike”), a Chinese bike-sharing company. In May 2017, the Group converted the entire outstanding principal amount and accrued interest of the convertible notes into 648,559 preferred shares. In November 2017, the Group disposed 55,015 shares, and recognized a loss of RMB53 in other income, net. As of December 31, 2017, the Group had less than 1% equity interest of Mobike. The investment in preferred shares of Mobike is not considered to be in-substance common stock. As a result, the Group accounted the investment under cost method.

In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited (“OYO”), an India leading hospitality company, for the consideration of RMB66,467. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over OYO.

Other investments included several insignificant cost method investments in certain privately-held companies.

Equity-method investments:

In January 2016, the Group set up Shanghai Distrii Technology Development Co., Ltd. (“Distrii”) together with another founder. Distrii is an office rental service company in which the Group contributed RMB35,000 and owned equity interest of 39%. In 2017, the Group sold 6% of Distrii’s equity interest for consideration of RMB18,000 and aggregately recognized gain of RMB42,097 along with the deemed disposal as a result of the capital injection from unrelated investors. As of December 31, 2017, the Group had approximately 18% equity interest of Distrii. The Group accounted for the investment in Distrii under equity-method as the Group has the ability to exert significant influence through the Group’s board member, and recognized investment loss of RMB6,438 and RMB7,503 in income (loss) from equity method investments in 2016 and 2017, respectively.

In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB (Note 3). The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB28,496 and RMB31,459 in income (loss) from equity method investments in 2016 and 2017, respectively.

In 2016, the Group accumulatively purchased 982 ordinary shares and 5,610 Series B Preferred Shares of China Young Professionals Apartment Management Limited (“China Young”), which in total accounts for approximately 37% of its equity interest, for consideration of RMB44,904. Each series B preferred shares shall be convertible at the option of the holder at any time to ordinary shares. The Group accounted for the investment in China Young under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB1,851 and RMB2,243 in income (loss) from equity method investments in 2016 and 2017, respectively.

In December 2016, the Group acquired approximately 20% equity interest in CREATER for consideration of RMB100,000. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence over CREATER. The Group recognized investment gain of nil and RMB2,709 in income (loss) from equity method investments in 2016 and 2017, respectively.

In September 2017, the Group invested approximately 20% and 60% equity interest in Shenzhen Hitone Investment Fund (“Hitone”) and Shenzhen Hanmo Investment Fund (“Hanmo”), limited partnership enterprises, for consideration of RMB30,300 and RMB26,000, respectively. Hitone and Hanmo were VIEs. However, the Group determined that they were not the primary beneficiary of this VIE since the Group did not have the power to direct the activities of these VIEs that most significantly impacted its economic performance. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence over Hitone and Hanmo. The Group recognized investment gain of nil in income (loss) from equity method investments in 2017. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB56,300 that the Group holds as of December 31, 2017.

Other investments included several insignificant equity investments in certain privately-held companies.